Commitments and Contingencies (Details)							1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 19, 2024 USD ($) shares	May 30, 2023 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Line Items]
Cumulative total payments					$ 2,142,920	€ 2,000,000	$ 16,013,000	€ 15,000,000
Net sales revenue percentage					1.00%	1.00%	3.00%	3.00%
Sublicensing revenue					2.00%	2.00%	10.00%	10.00%
Milestone payment percentage				10.00%	2.00%	2.00%	25.00%	25.00%
Royalty payment							1.00%	1.00%
Revenue received							$ 100,000,000
Issuance of promissory note							1,400,000		$ 1,211,463		$ 1,211,463	$ 1,211,463
Payment of other asset				$ 50,000
Royalty, percentage				1.50%
Commercial sales				$ 2,000,000
Received of upfront payments				$ 2,000,000
License agreement terms				11 years
Payable amount				$ 2,000,000
Payment of note payable			$ 50,000
Consulting fee	$ 320,000	$ 480,000									160,000
Issuance of value									$ (405,753)	$ (208,686)	$ (1,055,985)
Rent expense												$ 8,000
Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments					$ 2,135,000
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares	14,558,285
Maximum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments					3,214,380	€ 3,000,000	16,071,900
Maximum [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments					$ 3,203,000		8,540,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments							8,571,680	€ 8,000,000
Common Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of value	$ 3,202,823
Common Shares [Member] | Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares	582,331
Galantos Pharma GmbH [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments							10,714,600	€ 10,000,000
Galantos Pharma GmbH [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments							$ 10,675,000